DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deposits [Abstract]
Time Deposit Maturities, Year One	$ 1,131,574
Time Deposit Maturities, Year Two	83,589
Time Deposit Maturities, Year Three	50,983
Time Deposit Maturities, Year Four	32,569
Time Deposit Maturities, Year Five	31,352
Time Deposit Maturities, after Year Five	196
Time	$ 1,330,263	$ 1,872,733